Leasing Activity, Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Fixed lease expense – operating leases	$ 968	$ 971	$ 990
Variable lease expense	271	271	268
Other	(61)	(43)	(52)
Total lease costs	$ 1,178	$ 1,199	$ 1,206